ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts of accounts receivable due from third parties	¥ 1,614,507	$ (221,187)	¥ 1,051,564
Percentage of not-collection from our customers	23.8	23.8
Amount of not-collection from our customers	¥ 9,600,000	$ 1,300,000